Expense Example	Eaton Vance California Municipal Opportunities Fund Class A 1 Year	Eaton Vance California Municipal Opportunities Fund Class A 3 Years	Eaton Vance California Municipal Opportunities Fund Class A 5 Years	Eaton Vance California Municipal Opportunities Fund Class A 10 Years	Eaton Vance California Municipal Opportunities Fund Class C 1 Year	Eaton Vance California Municipal Opportunities Fund Class C 3 Years	Eaton Vance California Municipal Opportunities Fund Class C 5 Years	Eaton Vance California Municipal Opportunities Fund Class C 10 Years	Eaton Vance California Municipal Opportunities Fund Class I 1 Year	Eaton Vance California Municipal Opportunities Fund Class I 3 Years	Eaton Vance California Municipal Opportunities Fund Class I 5 Years	Eaton Vance California Municipal Opportunities Fund Class I 10 Years	Eaton Vance Massachusetts Municipal Income Fund Class A 1 Year	Eaton Vance Massachusetts Municipal Income Fund Class A 3 Years	Eaton Vance Massachusetts Municipal Income Fund Class A 5 Years	Eaton Vance Massachusetts Municipal Income Fund Class A 10 Years	Eaton Vance Massachusetts Municipal Income Fund Class C 1 Year	Eaton Vance Massachusetts Municipal Income Fund Class C 3 Years	Eaton Vance Massachusetts Municipal Income Fund Class C 5 Years	Eaton Vance Massachusetts Municipal Income Fund Class C 10 Years	Eaton Vance Massachusetts Municipal Income Fund Class I 1 Year	Eaton Vance Massachusetts Municipal Income Fund Class I 3 Years	Eaton Vance Massachusetts Municipal Income Fund Class I 5 Years	Eaton Vance Massachusetts Municipal Income Fund Class I 10 Years	Eaton Vance National Municipal Income Fund Class A 1 Year	Eaton Vance National Municipal Income Fund Class A 3 Years	Eaton Vance National Municipal Income Fund Class A 5 Years	Eaton Vance National Municipal Income Fund Class A 10 Years	Eaton Vance National Municipal Income Fund Class C 1 Year	Eaton Vance National Municipal Income Fund Class C 3 Years	Eaton Vance National Municipal Income Fund Class C 5 Years	Eaton Vance National Municipal Income Fund Class C 10 Years	Eaton Vance National Municipal Income Fund Class I 1 Year	Eaton Vance National Municipal Income Fund Class I 3 Years	Eaton Vance National Municipal Income Fund Class I 5 Years	Eaton Vance National Municipal Income Fund Class I 10 Years	Eaton Vance New York Municipal Income Fund Class A 1 Year	Eaton Vance New York Municipal Income Fund Class A 3 Years	Eaton Vance New York Municipal Income Fund Class A 5 Years	Eaton Vance New York Municipal Income Fund Class A 10 Years	Eaton Vance New York Municipal Income Fund Class C 1 Year	Eaton Vance New York Municipal Income Fund Class C 3 Years	Eaton Vance New York Municipal Income Fund Class C 5 Years	Eaton Vance New York Municipal Income Fund Class C 10 Years	Eaton Vance New York Municipal Income Fund Class I 1 Year	Eaton Vance New York Municipal Income Fund Class I 3 Years	Eaton Vance New York Municipal Income Fund Class I 5 Years	Eaton Vance New York Municipal Income Fund Class I 10 Years	Eaton Vance Ohio Municipal Income Fund Class A 1 Year	Eaton Vance Ohio Municipal Income Fund Class A 3 Years	Eaton Vance Ohio Municipal Income Fund Class A 5 Years	Eaton Vance Ohio Municipal Income Fund Class A 10 Years	Eaton Vance Ohio Municipal Income Fund Class C 1 Year	Eaton Vance Ohio Municipal Income Fund Class C 3 Years	Eaton Vance Ohio Municipal Income Fund Class C 5 Years	Eaton Vance Ohio Municipal Income Fund Class C 10 Years	Eaton Vance Ohio Municipal Income Fund Class I 1 Year	Eaton Vance Ohio Municipal Income Fund Class I 3 Years	Eaton Vance Ohio Municipal Income Fund Class I 5 Years	Eaton Vance Ohio Municipal Income Fund Class I 10 Years
USD ($)	395	545	707	1,179	249	462	797	1,543	47	148	258	579	394	542	702	1,167	248	459	792	1,531	51	160	280	628	391	532	686	1,132	245	449	776	1,497	43	135	235	530	392	535	691	1,144	246	452	782	1,509	49	154	269	604	399	557	728	1,225	253	474	818	1,588	56	176	307	689